Intangible assets (Tables)	12 Months Ended
Sep. 30, 2024
Intangible assets
Schedule of goodwill and intangible assets

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Goodwill
Balance as at beginning of year	7,419	7,393	6,253	6,253
Additions[a]	21	-	-	-
Other adjustments	(7)	26	-	-
Balance as at end of year	7,433	7,419	6,253	6,253
Computer software
Balance as at beginning of year	2,797	2,264	2,371	1,992
Additions	792	1,141	673	952
Impairment	(19)	(8)	(19)	(8)
Amortisation	(889)	(621)	(783)	(565)
Other adjustments	(6)	21	-	-
Balance as at end of year	2,675	2,797	2,242	2,371
Cost	8,856	8,450	7,493	7,187
Accumulated amortisation and impairment	(6,181)	(5,653)	(5,251)	(4,816)
Carrying amount	2,675	2,797	2,242	2,371
Brand names	638	670	636	636
Total intangible assets	10,746	10,886	9,131	9,260
Goodwill has been allocated to the following CGUs:
Consumer	4,829	4,829	4,484	4,484
Business & Wealth[b]	2,122	2,101	1,769	1,769
New Zealand	482	489	-	-
Total goodwill	7,433	7,419	6,253	6,253
Brand names has been allocated to the following CGUs:
Consumer	350	382	350	350
Business & Wealth[b]	288	288	286	286
Total goodwill	638	670	636	636

a.	Related to the acquisition of HealthPoint.
b.	During 2024, the Group established a new operating segment called Business & Wealth and dissolved the Specialist Business Division (SBD). Certain businesses of SBD, which included the Platforms and Margin Lending CGUs, have been incorporated into the Business & Wealth segment. The Business & Wealth segment now comprises individual CGUs (Business, Platforms, Margin Lending and HealthPoint) to which goodwill has been allocated. The carrying amount of goodwill for Business was $1,812 million as at 30 September 2024 and 30 September 2023. The carrying amount of goodwill allocated to the remaining individual CGUs in this segment is not significant.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Post-tax rate/Pre-tax rate		Forecast period/terminal growth rate
	2024	2023	2024	2023
Australian CGUs[a]	9% / 11.7%-11.9%	9% / 11.8%-12.1%	5 years / 2%	3 years / 2%
New Zealand	9% / 11.4%-11.7%	9% / 11.5%-12.0%	5 years / 2%	3 years / 2%

a.	Australian CGUs comprise Consumer and the CGUs within Business & Wealth.